Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified																																											12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Sep. 18, 2009	Dec. 31, 2012 Honour item	Dec. 31, 2012 Hope item	Dec. 31, 2012 Komodo item	Dec. 31, 2012 Kalamata item	Dec. 31, 2012 Elbe item	Dec. 31, 2012 Pride item	Dec. 31, 2012 Henry item	Dec. 31, 2012 Independence item	Dec. 31, 2012 Lotus item	Dec. 31, 2012 Duka item	Dec. 31, 2012 Commodore item	Dec. 31, 2012 Deva item	Dec. 31, 2012 Derby D item	Dec. 31, 2012 CSCL Europe item	Dec. 31, 2012 CSCL America item	Dec. 31, 2012 Hyundai Federal item	Dec. 31, 2012 CSCL Pusan item	Dec. 31, 2012 CSCL Le Havre item	Dec. 31, 2012 Marathonas item	Dec. 31, 2012 Messologi item	Dec. 31, 2012 Mytilini item	Dec. 31, 2012 SNL Colombo item	Dec. 31, 2012 YM Seattle item	Dec. 31, 2012 Hyundai Vladivostok item	Dec. 31, 2012 Hyundai Advance item	Dec. 31, 2012 Hyundai Stride item	Dec. 31, 2012 Hyundai Future item	Dec. 31, 2012 Hyundai Sprinter item	Dec. 31, 2012 YM Singapore item	Dec. 31, 2012 YM Vancouver item	Dec. 31, 2012 Hyundai Highway item	Dec. 31, 2012 Hyundai Progress item	Dec. 31, 2012 Hyundai Bridge item	Dec. 31, 2012 Zim Rio Grande item	Dec. 31, 2012 Zim Sao Paolo item	Dec. 31, 2012 Zim Kingston item	Dec. 31, 2012 Zim Monaco item	Dec. 31, 2012 Zim Dalian item	Dec. 31, 2012 Zim Luanda item	Dec. 31, 2012 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Dec. 31, 2012 CMA CGM Moliere item	Dec. 31, 2012 CMA CGM Musset item	Dec. 31, 2012 CMA CGM Nerval item	Dec. 31, 2012 CMA CGM Rabelais item	Dec. 31, 2012 CMA CGM Racine item	Dec. 31, 2012 YM Mandate item	Dec. 31, 2012 YM Maturity item	Dec. 31, 2012 Hanjin Buenos Aires item	Dec. 31, 2012 Hanjin Santos item	Dec. 31, 2012 Hanjin Versailles item	Dec. 31, 2012 Hanjin Algeciras item	Jan. 26, 2011 Hanjin Algeciras item	Dec. 31, 2012 Hanjin Constantza item	Apr. 15, 2011 Hanjin Constantza item	Dec. 31, 2012 Hanjin Germany item	Mar. 10, 2011 Hanjin Germany item	Dec. 31, 2012 Hanjin Italy item	Apr. 06, 2011 Hanjin Italy item	Dec. 31, 2012 Hanjin Greece item	May 04, 2011 Hanjin Greece item	Dec. 31, 2012 CMA CGM Attila item	Jul. 08, 2011 CMA CGM Attila item	Dec. 31, 2012 CMA CGM Tancredi item	Aug. 22, 2011 CMA CGM Tancredi item	Dec. 31, 2012 CMA CGM Bianca item	Oct. 26, 2011 CMA CGM Bianca item	Dec. 31, 2012 CMA CGM Samson item	Dec. 15, 2011 CMA CGM Samson item	Dec. 31, 2012 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Dec. 31, 2012 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Dec. 31, 2012 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	Dec. 31, 2012 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Dec. 31, 2012 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Dec. 31, 2012 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU	74,030			3,908	3,908	2,917	2,917	2,917	3,129	3,039	3,045	3,098	4,651	4,651	4,253	4,253	8,468	8,468	4,651	9,580	9,580	4,814	4,814	4,814	4,300	4,253	2,200	2,200	2,200	2,200	2,200	4,300	4,253	2,200	2,200	2,200	4,253	4,253	4,253	4,253	4,253	4,253		6,500	6,500	6,500	6,500	6,500	6,500	6,500	3,400	3,400	3,400	3,400	3,400	3,400	3,400	10,100	10,100	10,100	10,100	10,100	10,100	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100
Period of charter term after which option to purchase vessel is available to charterer																																											8 years
Consideration for which vessel can be purchased by charterer																																											$ 78.0